COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2014
Lease commitment
2015	$ 1,236,695
2016	1,012,109
2017	916,914
2018	916,914
2019	916,914
After 2019	1,833,828
Total	6,833,374
Capital Commitment
Capital Commitment
Capital expenditures contracted	$ 823,511